PGIM S&P 500 Quarterly Buffer 20 ETF Expense Example - PGIM S&P 500 Quarterly Buffer 20 ETF - No Share Class	Jul. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160